Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 11,398	$ 11,317
Accumulated benefit obligation	11,395	11,314
Fair value of plan assets	$ 10,113	$ 8,832